Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38673
Entity Registrant Name	Arco Platform Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Rua Augusta 2840
Entity Address, Address Line Two	15th floor, suite 152
Entity Address, Address Line Three	Consolação
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	01412-100
Entity Address, Country	BR
Country Region	+55
Title of 12(b) Security	Class A common shares, par value US$0.00005 per share
Trading Symbol	ARCE
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001740594
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	1448
Auditor Name	ERNST & YOUNG
Auditor Location	Recife, Brazil
Business Contact
Document and Entity Information
Contact Personnel Name	Roberto Otero
Entity Address, Address Line One	Rua Augusta 2840
Entity Address, Address Line Two	15th floor, suite 152
Entity Address, Address Line Three	Consolação
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	01412-100
Entity Address, Country	BR
Country Region	+55
City Area Code	(11)
Local Phone Number	3047-2699
Other Address
Document and Entity Information
Contact Personnel Name	Davis Polk & Wardwell LLP
Entity Address, Address Line One	450 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	450-4000
Class A
Document and Entity Information
Entity Common Stock, Shares Outstanding	28,506,962
Class B
Document and Entity Information
Entity Common Stock, Shares Outstanding	27,400,848